Debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Debt Recorded At Amortized Cost

A summary of the Group’s debt recorded at amortized cost as of December 31, 2025 and 2024 is outlined below:

		December 31,
		2025	2024
Debt (1)	Security (if applicable)	(in USD and thousands)
River Vessel Financing
€54.2 million loan(2), variable base rate plus 2.4%, due 2025	Viking Baldur, Viking Magni	$—	$17,096
€20.3 million loan(2), variable base rate plus 2.4%, due 2026	Viking Kvasir	10,089	12,343
€225.8 million loan(2), (3), fixed at 4.73% or variable at SOFR plus CAS and 2.0%, due through 2027	Viking Herja, Viking Hild, Viking Sigrun, Viking Einar	—	23,087
$53.5 million loan, fixed at 5.12%, due 2025	Viking Idi, Viking Astrild, Viking Beyla	—	14,384
$40.0 million loan, fixed at 5.43%, due 2027	Viking Hemming, Viking Osfrid and Viking Torgil	—	15,000
$102.0 million loan, fixed at 5.22% - 5.26%, due 2028	Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn	38,842	51,113
$15.1 million loan, variable base rate plus 2.35%, due 2029	Viking Helgrim	7,404	9,307
€153.2 million loan(2), (3), variable at SOFR plus CAS and 1.30%, due through 2029	Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn	64,832	85,251
€53.6 million loan(2), (3), variable at SOFR plus CAS and 1.30%, due through 2029	Viking Gymir, Viking Egdir	29,915	37,394
Ocean Ship Financing
$291.2 million financial liability, due 2030	Viking Orion	—	209,608
$290.2 million financial liability, due 2031	Viking Jupiter	206,702	221,153
$255.7 million financial liability, variable at SOFR plus CAS and 3.0%, due 2033	Viking Octantis	—	217,359
$299.5 million financial liability, due 2034	Viking Mars	—	271,709
€316.6 million loan(4), fixed at 1.81%, due 2034	Viking Neptune	278,811	274,091
€316.6 million loan(4), fixed at 1.87%, due 2035	Viking Saturn	294,301	287,795
$401.0 million loan(4), fixed at 3.64%, due 2036	Viking Vela	367,572	400,988
$430.5 million loan(4), fixed at 3.70%, due 2037	Viking Vesta	412,570	—
Secured Notes and Unsecured Notes
$675.0 million 5.000% Senior Secured Notes due 2028	Viking Star, Viking Sea and Viking Sky	675,000	675,000
$350.0 million 5.625% Senior Secured Notes due 2029	Viking Venus	350,000	350,000
$250.0 million 6.250% Senior Notes due 2025		—	250,000
$825.0 million 5.875% Senior Notes due 2027		—	825,000
$500.0 million 7.000% Senior Notes due 2029		500,000	500,000
$720.0 million 9.125% Senior Notes due 2031		720,000	720,000
$1.7 billion 5.875% Senior Notes due 2033		1,700,000	—
Other Loans
€6.2 million loan, fixed at 0.3%, due 2026		1,099	2,265
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027		8,410	11,050
Total debt		$5,665,547	$5,480,993
Less: Unamortized debt fees and discounts, net of premiums		(163,572)	(145,068)
Total debt, net of fees		$5,501,975	$5,335,925
Less: Current portion of long-term debt		(374,607)	(469,766)
Long-term debt		$5,127,368	$4,866,159

(1) SOFR is Term Secured Overnight Financing Rate and CAS is Credit Adjustment Spread

(2) U.S. dollar denominated

(3) Euler Hermes Aktiengesellschaft (“Hermes”) provides a guarantee equal to 95% of the loan amounts

(4) SACE SpA (“SACE”) provides an insurance policy to the lenders covering 100% of the principal and interest of facility amounts